Share Capital and Other Equity Instruments - Schedule of Changes in Number of Stock Options Outstanding and Weighted Average Exercise Price (Details)		12 Months Ended
	May 26, 2020 $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of Share Options, Beginning Balance | shares		2,209,864	2,209,864	21,625	14,256
Number of Share Options, Granted | shares		436,570	436,570	2,218,810	10,837
Number of Share Options, Forfeited | shares		(153,982)	(153,982)	(16,774)	(377)
Number of Share Options, Exercised | shares		(5,391)	(5,391)		(1,681)
Number of Share Options, Cancelled | shares				(11,713)
Number of Share Options, Expired | shares		(1,506)	(1,506)	(2,084)	(1,410)
Number of options, Repriced - options before repricing | shares		(1,929,685)	(1,929,685)
Number of options, Repriced - options after repricing | shares		1,929,685	1,929,685
Number of share Options, Ending Balance | shares		2,485,555	2,485,555	2,209,864	21,625
Weighted Average Exercise Price, Beginning Balance | $ / shares		$ 38.72		$ 1,464.49	$ 1,782.70
Weighted Average Exercise Price, Granted | $ / shares		14.06		33.13	755.97
Weighted Average Exercise Price, Forfeited | $ / shares		19.33		159.61	1,933.34
Weighted Average Exercise Price, Exercised | $ / shares		15.21			376.10
Weighted Average Exercise Price, Cancelled | $ / shares				1,237.94
Weighted Average Exercise Price, Expired | $ / shares		2,462.46		1,176.20	408.43
Weighted Average Exercise Price, Repriced - options before repricing | $ / shares		35.14
Weighted Average Exercise Price, Repriced - options after repricing | $ / shares	$ 15.21	15.21
Weighted Average Exercise Price, Ending Balance | $ / shares		$ 18.70		$ 38.72	$ 1,464.49
US$
Disclosure Of Classes Of Share Capital [Line Items]
Number of Share Options, Granted | shares		305,000	305,000
Number of share Options, Ending Balance | shares		305,000	305,000
Weighted Average Exercise Price, Granted | $ / shares			$ 4.70
Weighted Average Exercise Price, Ending Balance | $ / shares			$ 4.70